Consulting/Employment Agreement (Details Narrative) - Consulting And Employment Agreement [Member] - Kris Finstad [Member] - USD ($)	Jul. 20, 2013	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Content Checked Inc [Member]
Monthly cash payments	$ 30,000
Consulting agreement term	After the initial term, the agreement shall be automatically renewed for successive one year periods unless terminated by either party on at least 60 days written notice prior to the end of the then-current term.
Accrued and unpaid balance			$ 267,162	$ 82,276
Content Checked Holdings, Inc [Member]
Monthly cash payments	$ 30,000
Consulting agreement term	After the initial term, the agreement shall be automatically renewed for successive one year periods unless terminated by either party on at least 60 days written notice prior to the end of the then-current term.
Accrued and unpaid balance		$ 357,162	$ 267,162